SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 5.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		522,092
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 6.638
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	52,222
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross		235,000